Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of the Company [Text Block]

26. Condensed financial information of the Company

As of December 31, 2011, the restricted net assets held by the Group’s consolidated PRC subsidiaries and VIE exceeded 25% of the Group’s consolidated net assets.

Under PRC law, there are certain restrictions on the Company’s PRC subsidiaries and VIE with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory surplus reserve of the Company’s PRC subsidiary and the net assets of the VIE in which the Company has no legal ownership, totaling approximately RMB610,693,000 (US$97,029,000) as of December 31, 2011.

Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC subsidiaries and VIE from transferring funds to the Company in the form of dividends, loans or advances. The Company has approximately RMB597,678,000 and RMB675,083,000 of cash and cash equivalents, restricted cash and time deposits with original maturities over three months in the PRC as of December 31, 2010 and 2011, respectively, of which approximately RMB470,151,000 and RMB598,809,000 are denominated in RMB as of December 31, 2010 and 2011 respectively.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2010 and 2011.

Condensed Balance Sheets of the Company
(RMB and US$ expressed in thousands)

	December 31,
	2010	2011	2011
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	6,624	1,529	243
Time deposits with financial institutions	96,159	44,667	7,097
Prepaid expenses and other receivables	1,338	701	111
Available-for-sale securities	50,667	22,830	3,627
Amounts due from subsidiaries	600,134	631,028	100,260

Total current assets	754,922	700,755	111,338

Available-for-sale securities	12,697	10,848	1,724
Investment in subsidiaries	376,737	530,884	84,350

Total assets	1,144,356	1,242,487	197,412

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities

Accrued expenses and other payables	508	323	51
Amounts due to subsidiaries	7,795	7,795	1,239

Total current liabilities	8,303	8,118	1,290

Total liabilities	8,303	8,118	1,290

Shareholders’ equity
Share capital – ordinary shares US$0.0001 par value, 500,000,000 shares authorized,	123	124	20
152,654,148 and 154,473,159 issued and outstanding as of December 31, 2010 and 2011 respectively
Additional paid-in capital	946,717	973,218	154,629
Accumulated other comprehensive loss	(89,531)	(126,290)	(20,065)
Retained earnings	278,744	387,317	61,538
Total shareholders’ equity	1,136,053	1,234,369	196,122
Total liabilities and shareholders’ equity	1,144,356	1,242,487	197,412

Condensed Statements of Income of the Company
(RMB and US$ expressed in thousands)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Operation expenses
General and administrative expenses	(6,952)	(24,790)	(21,865)	(3,474)
Loss from operations	(6,952)	(24,790)	(21,865)	(3,474)

Interest income	6,650	2,638	1,536	244
Net realized gain on available-for-sale securities	1,611	-	-	-
Impairment loss on available-for-sale securities	(4,624)	-	(1,334)	(212)
Other income, net	955	228	538	86
Total other income, net	4,592	2,866	740	118

Loss before share of net income of subsidiaries and VIE	(2,360)	(21,924)	(21,125)	(3,356)

Share of net income of subsidiaries and VIE, net of tax	85,795	103,210	129,698	20,607

Net income	83,435	81,286	108,573	17,251

Condensed Statements of Comprehensive Income of the Company
(RMB and US$ expressed in thousands)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Net income	83,435	81,286	108,573	17,251

Other comprehensive income/(loss), net of tax:
Net unrealized gain/(loss) in available-for-sale securities, net of nil tax	1,205	21,335	(26,545)	(4,218)
Foreign currency translation adjustments, net of nil tax	392	(26,683)	(34,663)	(5,507)
Foreign currency translation adjustments related to subsidiaries and VIE, net of tax	(79)	16,425	24,449	3,884
	1,518	11,077	(36,759)	(5,841)

Comprehensive income	84,953	92,363	71,814	11,410

Condensed Statements of Cash Flows of the Company
(RMB and US$ expressed in thousands)

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Cash flow from operating activities
Net income	83,435	81,286	108,573	17,251
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expenses	6,560	24,498	21,193	3,367
Realized gain on available-for-sale securities	(1,611)	-	-	-
Impairment of available-for-sale securities	4,624	-	1,334	212
Share of net income of subsidiaries and VIE	(85,795)	(103,210)	(129,698)	(20,607)
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(157,218)	(49,821)	(55,343)	(8,793)
Prepaid expenses and other receivables	434	960	596	94
Accrued expenses and other payables	7	501	(185)	(29)
Net cash used in operating activities	(149,564)	(45,786)	(53,530)	(8,505)

Cash flow from investing activities
Purchase of available-for-sale securities	(3,475)	(31,951)	-	-
Proceeds from sale of available-for-sale securities	16,995	-	-	-
Purchase of time deposits	(143,544)	(96,159)	(44,667)	(7,097)
Proceeds from maturity of time deposits	191,471	143,544	96,159	15,278
Net cash provided by investing activities	61,447	15,434	51,492	8,181

Cash flow from financing activities
Gross proceeds from exercise of stock options	132	6,763	4,713	749
Net cash provided by financing activities	132	6,763	4,713	749

Effect of foreign currency exchange rate change on cash	554	(8,739)	(7,770)	(1,234)
Net decrease in cash and cash equivalents	(87,431)	(32,328)	(5,095)	(809)

Cash and cash equivalents, at beginning of year	126,383	38,952	6,624	1,052
Cash and cash equivalents, at end of year	38,952	6,624	1,529	243

Note to the Condensed Financial statements

(a) Basis of presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries and VIE. The Company records its investment in its subsidiaries and VIE under the equity method of accounting. The subsidiaries and VIE did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.